Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for First PEO(1) ($)	Compensation Actually Paid to First PEO(1)(3) ($)	Summary Compensation Table Total for Second PEO(1) ($)	Compensation Actually Paid to Second PEO(1)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3) ($)	Value of Initial Fixed $100 Investment Based on:(5)		Net Income (Loss) (millions)($)	Adjusted Pre-Tax Margin(6) ($)
							Total Stockholder Return (“TSR”) ($)	Peer Group TSR(4) ($)
2025	6,465,509	3,113,976	4,237,766	1,793,165	2,012,674	998,457	25	66	(137)	(4)%
2024	1,443,469	3,077,633	—	—	1,552,355	2,177,629	38	63	85	1%
2023	8,582,703	7,693,635	—	—	3,067,768	3,246,609	29	63	(11)	1%
2022	3,747,416	2,548,608	—	—	1,794,258	1,419,035	54	49	(37)	(1)%
2021	3,598,210	4,372,050	—	—	1,412,615	1,685,241	72	76	(102)	(20)%

Named Executive Officers, Footnote	The Principal Executive Officers (“PEOs”) in fiscal year 2025 are Barry L. Biffle (“First PEO”) and James G. Dempsey (“Second PEO”) and in fiscal years 2024, 2023, 2022 and 2021 is Barry L. Biffle.The NEOs included in the calculation of average NEO compensation in the respective fiscal years are as follows:
2025: Howard M. Diamond, Mark C. Mitchell, Alexandre Clerc and Robert A. Schroeter.
2024: Howard M. Diamond, Mark C. Mitchell, James G. Dempsey, Alexandre Clerc and Robert A. Schroeter.
2023: James G. Dempsey, Howard M. Diamond, Mark C. Mitchell, Trevor J. Stedke, and Rajat Khanna.
2022: James G. Dempsey, Craig R. Maccubbin, Trevor J. Stedke, and Jake F. Filene
2021: James G. Dempsey, Howard M. Diamond, Craig R. Maccubbin, and Jake F. Filene

Adjustment To PEO Compensation, Footnote	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable date(s); (ii) for stock options, a Black-Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life equal to the original ratio of expected life relative to the ten-year contractual life multiplied times the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%; and (iii) for PSU awards, were valued dependent upon the type of award: non-market and market. The fair value of the awards subject to non-market metrics were valued using the probability of attainment of the goals and the share price of the Company’s stock and for market awards were valued using the Monte Carlo simulation model, in such case, determined as of the applicable year-end or vesting date(s). A Monte Carlo simulation model uses stock price volatility and other variables to estimate the probability of satisfying the performance conditions and the resulting fair value of the award.
Compensation actually paid (“CAP”) to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

Adjustments	2025
	First PEO	Second PEO	Average Non-PEO NEOs
Deduction for “Stock Awards” in the Summary Compensation Table for Fiscal Year 2025	(4,499,988)	(2,699,987)	(1,121,248)
Deduction for “Option Awards” in the Summary Compensation Table for Fiscal Year 2025	—	—	—
ASC 718 Fair Value of Awards Granted during Fiscal Year 2025 that Remain Unvested determined as of Fiscal Year End	2,335,446	1,401,264	581,915
Increase Based on ASC 718 Fair Value of Awards Granted during Fiscal Year 2025 that Vested during Fiscal Year 2025, determined as of Vesting Date	—	—	—
Increase/deduction for Awards Granted during Prior Fiscal Years that were Outstanding and Unvested as of Fiscal Year 2025, determined Based on Change in ASC 718 Fair Value from Fiscal Year End 2024 to Fiscal Year End 2025	(721,325)	(601,841)	(385,052)
Increase/deduction for Awards Granted during Prior Fiscal Years that Vested During Fiscal Year 2025, determined Based on Change in ASC 718 Fair Value from Fiscal Year End 2024 to Vesting Date	(465,666)	(544,037)	(89,832)
Increase Based on Dividends or Other Earnings on Stock Awards Paid during Fiscal Year 2025	—	—	—
Deduction of ASC 718 Fair Value of Awards Granted during Prior Fiscal Year that were Forfeited during Fiscal Year 2025, Determined as of Fiscal Year End 2024	—	—	—
Total Adjustments	$(3,351,533)	$(2,444,601)	$(1,014,217)

Non-PEO NEO Average Total Compensation Amount	$ 2,012,674	$ 1,552,355	$ 3,067,768	$ 1,794,258	$ 1,412,615
Non-PEO NEO Average Compensation Actually Paid Amount	$ 998,457	2,177,629	3,246,609	1,419,035	1,685,241
Adjustment to Non-PEO NEO Compensation Footnote	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable date(s); (ii) for stock options, a Black-Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life equal to the original ratio of expected life relative to the ten-year contractual life multiplied times the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%; and (iii) for PSU awards, were valued dependent upon the type of award: non-market and market. The fair value of the awards subject to non-market metrics were valued using the probability of attainment of the goals and the share price of the Company’s stock and for market awards were valued using the Monte Carlo simulation model, in such case, determined as of the applicable year-end or vesting date(s). A Monte Carlo simulation model uses stock price volatility and other variables to estimate the probability of satisfying the performance conditions and the resulting fair value of the award.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table	Adjusted Pre-Tax Margin (non-GAAP); •Year-end Net Cash (non GAAP); and •Adjusted CASM (non-GAAP)
Total Shareholder Return Amount	$ 25	38	29	54	72
Peer Group Total Shareholder Return Amount	66	63	63	49	76
Net Income (Loss)	$ (137,000,000)	$ 85,000,000	$ (11,000,000)	$ (37,000,000)	$ (102,000,000)
Company Selected Measure Amount	(0.04)	0.01	0.01	(0.01)	(0.20)
Additional 402(v) Disclosure
Pay Versus Performance
Pay Versus Performance Tables
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2025, 2024, 2023 and 2022, and our financial performance for each such fiscal year:
Narrative Disclosures to Pay Versus Performance Table
The graphs below compare the CAP to our PEOs and the average of the CAP to our non-PEO NEOs, with (i) our cumulative TSR and our Peer Group TSR, (ii) our net income (loss), and (iii) our Adjusted Pre-Tax Margin, in each case, for the fiscal years ended December 31, 2025, 2024, 2023, 2022, and 2021.
TSR amounts reported in the graph assume an initial fixed investment of $100 as of April 1, 2021, the date of our initial public offering, and that all dividends, if any, were reinvested.
Compensation Actually Paid and Company and Peer Group Cumulative TSR
The chart below compares the CAP of our PEOs and the average CAP of our non-PEO NEOs with our cumulative TSR and our Peer Group TSR.
Compensation Actually Paid and Net Income (Loss)
The chart below compares the CAP of our PEOs and the average CAP of our non-PEO NEOs with our net income (loss).
Compensation Actually Paid and Adjusted Pre-Tax Margin
The chart below compares the CAP of our PEOs and the average CAP of our non-PEO NEOs with our Adjusted Pre-Tax Margin.
Financial Performance Measures
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our PEO and non-PEO NEOs for the fiscal year ended December 31, 2025:
Our annual incentives also include operational goals that are inclusive of the following metrics: Aircraft Availability at Start of Day, Controllable Turn Performance, Head Start On-Time Percentage and DOT Mishandled Bag Rate (Industry Rank).
	For additional details regarding our most important financial performance measures, please see “Compensation Discussion and Analysis—Performance-Based Cash Incentives.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Pre-Tax Margin (non-GAAP)
Non-GAAP Measure Description	See Appendix A for a reconciliation of adjusted pre-tax income (loss) to the corresponding GAAP measure as well as the calculation of Adjusted Pre-Tax Margin for each year presented. While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, Adjusted Pre-Tax Margin is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link CAP to our NEOs to our performance. We believe it is a useful indicator to compare the profitability of our business against industry peers of different sizes and derivations of pre-tax income (loss) are well-recognized performance measurements in the airline industry that are frequently used by our management, as well as by investors. Adjusted Pre-Tax Margin is not determined in accordance with GAAP, may not be comparable across all carriers, and should not be considered in isolation or as a substitute for performance measures calculated in accordance with GAAP.
Barry L. Biffle [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,465,509	$ 1,443,469	$ 8,582,703	$ 3,747,416	$ 3,598,210
PEO Actually Paid Compensation Amount	$ 3,113,976	3,077,633	7,693,635	2,548,608	4,372,050
PEO Name	Barry L. Biffle
James G. Dempsey [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,237,766	0	0	0	0
PEO Actually Paid Compensation Amount	$ 1,793,165	$ 0	$ 0	$ 0	$ 0
PEO Name	James G. Dempsey
PEO | Barry L. Biffle [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,351,533)
PEO | Barry L. Biffle [Member] | Deduction for “Stock Awards” in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,499,988)
PEO | Barry L. Biffle [Member] | Deduction for “Option Awards” in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Barry L. Biffle [Member] | Increase Based On Fair Value Of Awards Granted During Applicable Fiscal Year That Remained Unvested During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,335,446
PEO | Barry L. Biffle [Member] | Increase Based On Fair Value Of Awards Granted During Applicable Fiscal Year That Vested During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Barry L. Biffle [Member] | Deduction For Awards Granted During Prior Fiscal Year That Were Outstanding And Unvested As Of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(721,325)
PEO | Barry L. Biffle [Member] | Increase/Deduction For Awards Granted During Prior Fiscal Year That Vested During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(465,666)
PEO | Barry L. Biffle [Member] | Increase based on Dividends Paid during the Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Barry L. Biffle [Member] | Deduction Of Fair Value Of Awards Granted During Prior Fiscal Year That Were Forfeited During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | James G. Dempsey [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,444,601)
PEO | James G. Dempsey [Member] | Deduction for “Stock Awards” in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,699,987)
PEO | James G. Dempsey [Member] | Deduction for “Option Awards” in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | James G. Dempsey [Member] | Increase Based On Fair Value Of Awards Granted During Applicable Fiscal Year That Remained Unvested During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,401,264
PEO | James G. Dempsey [Member] | Increase Based On Fair Value Of Awards Granted During Applicable Fiscal Year That Vested During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | James G. Dempsey [Member] | Deduction For Awards Granted During Prior Fiscal Year That Were Outstanding And Unvested As Of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(601,841)
PEO | James G. Dempsey [Member] | Increase/Deduction For Awards Granted During Prior Fiscal Year That Vested During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(544,037)
PEO | James G. Dempsey [Member] | Increase based on Dividends Paid during the Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | James G. Dempsey [Member] | Deduction Of Fair Value Of Awards Granted During Prior Fiscal Year That Were Forfeited During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,014,217)
Non-PEO NEO | Deduction for “Stock Awards” in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,121,248)
Non-PEO NEO | Deduction for “Option Awards” in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Increase Based On Fair Value Of Awards Granted During Applicable Fiscal Year That Remained Unvested During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	581,915
Non-PEO NEO | Increase Based On Fair Value Of Awards Granted During Applicable Fiscal Year That Vested During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Deduction For Awards Granted During Prior Fiscal Year That Were Outstanding And Unvested As Of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(385,052)
Non-PEO NEO | Increase/Deduction For Awards Granted During Prior Fiscal Year That Vested During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(89,832)
Non-PEO NEO | Increase based on Dividends Paid during the Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Deduction Of Fair Value Of Awards Granted During Prior Fiscal Year That Were Forfeited During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0